Fair Values of Financial Instruments	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
FAIR VALUES OF FINANCIAL INSTRUMENTS

U.S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although Management is not aware of any factors that would materially affect the estimated fair value amounts presented, such amounts have not been comprehensively revalued for purposes of these financial statements since that date, and therefore, estimates of fair value subsequent to that date may differ significantly from the amounts presented below.

		2015		2014
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$284,049	$284,049	$781,843	$781,843
Available-for-sale securities:
Equity securities	1	101,952	101,952	101,387	101,387
Obligations of U.S. government	2	482,464	482,464	731,943	731,943
Obligations of states and political subdivisions	2	27,123	27,123	23,681	23,681
Corporate debt securities	2	505,800	505,800	509,007	509,007
Mortgage-backed securities
Agency pass-through certificates	2	1,160,518	1,160,518	1,584,508	1,584,508
Other commercial MBS	2	102,706	102,706	98,916	98,916
Total available-for-sale securities		2,380,563	2,380,563	3,049,442	3,049,442
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,643,216	1,637,420	1,548,265	1,499,218
Total held-to-maturity securities		1,643,216	1,637,420	1,548,265	1,499,218

Loans receivable	3	9,170,634	9,667,750	8,324,798	8,844,532
FDIC indemnification asset	3	16,275	15,522	36,860	35,976
FHLB and FRB stock	2	107,198	107,198	158,839	158,839
Other assets - interest rate contracts	2	11,879	11,879	2,611	2,611

Financial liabilities
Customer accounts	2	10,631,703	10,004,290	10,716,928	9,946,586
FHLB advances and other borrowings	2	1,830,000	1,938,384	1,930,000	2,054,437
Other liabilities - interest rate contracts	2	11,879	11,879	2,611	2,611
Other liabilities - commercial loan hedge	2	966	966	—	—
Other liabilities - long term borrowing hedge	2	14,555	14,555	268	268

For a description of the level in fair value hierarchy under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification please see note Q.

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.

Available-for-sale securities and held-to-maturity securities – Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party and under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification are considered a Level 2 input method except for equity securities where the quoted price for an identical instrument is used which are considered a Level 1 input method.

Loans receivable – For certain homogeneous categories of loans, such as fixed- and variable-rate residential mortgages, fair value is estimated for securities backed by similar loans, adjusted for differences in loan characteristics, using the same methodology described above for AFS and HTM securities.

The fair value of other loan types is estimated by discounting the future cash flows and estimated prepayments using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining term. Some loan types were valued at carrying value because of their floating rate or expected maturity characteristics. Net deferred loan fees are not included in the fair value calculation but are included in the carrying amount.

FDIC indemnification asset – The fair value of the indemnification asset is estimated by discounting the expected future cash flows using the current rates.

FHLB and FRB stock – The fair value is based upon the redemption value of the stock which equates to its carrying value.

Customer accounts – The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.

FHLB advances and other borrowings – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.

Interest Rate Contracts – The bank offers interest rate swaps to its variable rate borrowers who want to manage their interest rate risk. At the same time, the bank enters into the opposite trade with a counterparty to offset its interest rate risk. The fair value of these interest rate swaps are estimated by a third party pricing service using a discounted cash flow technique.

Long Term Borrowing Hedges – The fair value of the forward starting interest rate swaps are estimated by a third party pricing service using a discounted cash flow technique.

Commercial Loan Hedges – The fair value of the interest rate swaps are estimated by a third party pricing service using a discounted cash flow technique.